Consolidated Statement of Stockholders' Deficit - USD ($)	Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)			$ 50,523,700
Ending balance at Dec. 31, 2022	$ 0	$ (8,572,600)	(8,572,600)
Beginning balance at Mar. 31, 2022	0	(107,284,100)	(107,284,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	0	77,147,300	77,147,300
Ending balance at Jun. 30, 2022	0	(30,136,800)	(30,136,800)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	0	12,545,400	12,545,400
Ending balance at Sep. 30, 2022	0	(17,591,400)	(17,591,400)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	0	9,018,800	9,018,800
Ending balance at Dec. 31, 2022	0	(8,572,600)	(8,572,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	0	(210,200)	(210,200)
Ending balance at Mar. 31, 2023	0	(8,782,800)	(8,782,800)
Beginning balance at Dec. 31, 2022	0	(8,572,600)	(8,572,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)			(58,189,200)
Ending balance at Dec. 31, 2023	0	(66,761,800)	(66,761,800)
Beginning balance at Mar. 31, 2023	0	(8,782,800)	(8,782,800)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	0	(22,768,100)	(22,768,100)
Ending balance at Jun. 30, 2023	0	(31,550,900)	(31,550,900)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	0	(26,033,100)	(26,033,100)
Ending balance at Sep. 30, 2023	0	(57,584,000)	(57,584,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	0	(9,177,800)	(9,177,800)
Ending balance at Dec. 31, 2023	$ 0	$ (66,761,800)	$ (66,761,800)